FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

At December 31, 2018

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
Equity securities
-Listed equity securities	635,017	—	—	635,017
-Wealth management products	—	149,844	—	149,844
-Private equity funds measured at NAV*	—	—	—	157,476
Total	635,017	149,844	—	942,337

Liabilities
Other liabilities
-Payable to other investors of consolidated funds measured at NAV*	—	—	—	12,745
Total	—	—	—	12,745

At December 31, 2017

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
AFS investments
-Wealth management products and trust plans	—	863,766	—	863,766
-Fund investments measured at NAV*	—	—	—	185,279
Total	—	863,766	—	1,049,045

Financial assets and liabilities that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

Schedule of carrying values and estimated fair values of financial assets and liabilities

	Total
	carrying				Estimated
At December 31, 2018	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	257,789	257,789	—	—	257,789
Entrusted bank balances held on behalf of customers	73,226	73,226	—	—	73,226
Deposits with clearing organizations	34,215	34,215	—	—	34,215
Reverse repurchase agreement	533,699	—	533,699	—	533,699
Other financial assets	326,178	—	326,178	—	326,178
Total	1,225,107	365,230	859,877	—	1,225,107

Liabilities
Other financial liabilities	119,469	—	119,469	—	119,469
Total	119,469	—	119,469	—	119,469

	Total
	carrying				Estimated
At December 31, 2017	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	690,478	690,478	—	—	690,478
Entrusted bank balances held on behalf of customers	150,452	150,452	—	—	150,452
Deposits with clearing organizations	1,152	1,152	—	—	1,152
Reverse repurchase agreements	162,961	—	162,961	—	162,961
Other financial assets	459,689	—	459,689	—	459,689
Total	1,464,732	842,082	622,650	—	1,464,732

Liabilities
Other financial liabilities	197,516	—	197,516	—	197,516
Total	197,516	—	197,516	—	197,516